Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 27, 2012
MATTHEWS CHINA SMALL COMPANIES FUND (Prospectus Summary) | MATTHEWS CHINA SMALL COMPANIES FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Matthews China Small Companies Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the
Fund's performance. During the period from May 31, 2011 to December 31, 2011, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" for the Fund are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE OF FUND EXPENSES
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Matthews China Small Companies Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of Small Companies (defined below) located in China and Taiwan.
China includes its administrative and other districts, such as Hong Kong. A company is considered to be "located" in a country if it (i) is organized under the laws of that country; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country; (iii) has the primary trading markets for its securities in that country; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country.

The Fund seeks to invest in smaller companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow;
management's depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews determines whether a company should be considered to be a small company based on the size of its revenues, number of employees, net assets, the size and depth of its product line, level of development, and other factors compared to other companies in its industry, sector or region ("Small Companies"). The Fund shall not invest in any company that has a market capitalization (the number of the company's shares outstanding times the market price per share for such securities) higher than the greater of $3 billion or the market capitalization of the largest company included in the Fund's primary benchmark index if, at the time of purchase, more than 20% of the Fund's assets are already invested in such companies. The largest company in the Fund's primary benchmark, the MSCI
China Small Cap Index, had a market capitalization of $2.2 billion on December
31, 2011. The Fund may continue to hold a security if its market capitalization increases above these levels after purchase.
Risk, Heading	rr_RiskHeading	Principal Risks of Investment
Risk, Narrative	rr_RiskNarrativeTextBlock	Political, Social and Economic Risks: The value of the Fund's assets may be adversely affected by political, economic, social and religious instability;
inadequate investor protection; changes in laws or regulations; international relations with other nations; natural disasters; corruption and military activity. The economies of China, Hong Kong and Taiwan may differ from the economies of other countries, especially developed economies, in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks,
Matthews does not anticipate doing so at this time. Additionally, China may utilize formal or informal currency-exchange controls or "capital controls."
Capital controls may impose restrictions on the Fund's ability to repatriate investments or income. Such controls may also affect the value of the Fund's holdings.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund's shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in emerging and frontier markets. Their stock exchanges and brokerage industries typically do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary
Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Risks associated with China, Hong Kong and Taiwan

China. The Chinese government exercises significant control over China's economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations.
Changes in these policies could adversely impact affected industries or companies. China's economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China's major trading partners, including the U.S. In addition, as its consumer class emerges, China's domestically oriented industries may be especially sensitive to changes in government policy and investment cycles.

Hong Kong. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund's investments.

Taiwan. The continuing hostility between China and Taiwan may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies.
Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more-abrupt or erratic price movements than more widely held or larger, more-established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Fund is new and does not have a full calendar year of performance or financial information to present. Once it has been in operation a full calendar year, performance (including total return) and financial information will be presented. The Fund's primary benchmark index is the Morgan Stanley Capital
International ("MSCI") China Small Cap Index, which is a free float-adjusted market capitalization-weighted small cap index of the Chinese equity securities markets, including H shares listed on the Hong Kong Exchange, B shares listed on the Shanghai and Shenzhen exchanges, and Hong Kong-listed securities known as
Red Chips (issued by entities owned by national or local governments in China)
and P Chips (issued by companies controlled by individuals in China and deriving substantial revenues in China).
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance or financial information to present. Once it has been in operation a full calendar year, performance (including total return) and financial information will be presented.
MATTHEWS CHINA SMALL COMPANIES FUND (Prospectus Summary) | MATTHEWS CHINA SMALL COMPANIES FUND | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration and Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	4.32%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.32%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.32%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	203
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	860

[1]	"Other Expenses" for the Fund are based on estimated amounts for the current fiscal year.
[2]	Matthews has contractually agreed to waive fees and reimburse expenses until August 31, 2014 to the extent needed to limit Total Annual Operating Expenses to 2.00%. The amount of the waiver is based on estimated Fund expenses. The fee waiver may be terminated at any time by the Funds on 60 days' written notice.